Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Entity Registrant Name	IM Cannabis Corp.
Entity Central Index Key	0001792030
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (this “Amendment”) amends the Annual Report on Form 20-F of IM Cannabis Corp. (the “Company,” “IMC,” “Group,” “we,” “us,” and “our”) for the year ended December 31, 2023, which was originally filed with the Securities and Exchange Commission on March 28, 2024 (the “Original Filing” and together with this Amendment, the “Annual Report”). The Company is filing this Amendment in order to file Exhibit 97 to the Annual Report – IM Cannabis Corp.’s Incentive Compensation Recovery Policy (the “Incentive Compensation Recovery Policy”). Pursuant to Rule 12b-15 under the Securities and Exchange Act of 1934, as amended, this Amendment also contains new certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Because no financial statements have been included in this Amendment and this Amendment does not contain or amend any disclosure with respect to Item 15 of Form 20-F, paragraphs 3, 4 and 5 of the certifications have been omitted. The Company is also not including new certifications under Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) (Section 906 of the Sarbanes-Oxley Act of 2002), as no financial statements are being filed with this Amendment. Except as described above or as otherwise expressly provided by the terms of this Amendment, no other changes have been made to the Original Filing. Except as otherwise indicated herein, this Amendment continues to speak as of the date of the Original Filing, and the Company has not updated the disclosures contained therein to reflect any events that occurred subsequent to the date of the Original Filing.
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	13,394,136
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2023
Entity Interactive Data Current	Yes
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40065
Document Registration Statement	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Incorporation, State or Country Code	Z4
Entity Address, Postal Zip Code	V6B 0G4
Entity Address, Country	CA
Entity Address, Address Line One	3606 – 833 Seymour Street
Entity Address, City or Town	Vancouver
Title of 12(b) Security	Common Shares
Trading Symbol	IMCC
Document Accounting Standard	International Financial Reporting Standards
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Oren Shuster
Entity Address, Postal Zip Code	V6B 0G4
Entity Address, Address Line One	3606 – 833 Seymour Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Contact Personnel Email Address	oren@imcannabis.com